Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of long-lived assets, classified by major geographic regions
Geographic regions	December 31, 2020		December 31, 2021
	Amount	%	Amount	%
PRC	198,921	94%	211,139	79%
Asia & Pacific	198,921	94%	211,139	79%
Germany	12,747	6%	21,966	8%
United Kingdom	120	0%	67	0%
Europe	12,867	6%	22,033	8%
United States	230	0%	33,893	13%
Total	212,018	100%	267,065	100%

Schedule of assets and revenues major geographic regions
Geographic regions	Year ended December 31, 2019		Year ended December 31, 2020		Year ended December 31, 2021
	Amount	%	Amount	%	Amount	%
PRC	49,346	64%	66,160	62%	93,326	61%
India	4,988	7%	8,570	8%	17,805	12%
Russia	3,673	5%	5,671	5%	12,213	8%
Other countries	7,430	10%	2,254	2%	8,172	5%
Asia & Pacific	65,437	86%	82,655	77%	131,516	86%
United Kingdom	668	1%	11,544	11%	11,386	7%
Other countries	10,011	13%	12,770	12%	8,156	6%
Europe	10,679	14%	24,314	23%	19,542	13%
Other	318	0%	549	0%	918	1%
Total	76,434	100%	107,518	100%	151,976	100%